Fees Summary	Oct. 15, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 805,000
Previously Paid Amount	0.00
Total Fee Amount	123.25
Total Offset Amount	0.00
Net Fee	123.25
Narrative - Max Aggregate Offering Price	$ 805,000
Final Prospectus	true